Capital and reserves - Movement in ordinary shares of the Company (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Value of Shares [Abstract]
Balance at the beginning	$ 19
Balance at the end	$ 25	$ 19
Class A ordinary shares
Value of Shares [Abstract]
Par value per share (in US Dollars per share)	$ 0.0015	$ 0.0015
Class B ordinary shares
Value of Shares [Abstract]
Par value per share (in US Dollars per share)	$ 0.0015	$ 0.0015
Ordinary shares
Number of Shares [Abstract]
Number of shares authorised (in shares)	213,333,334	33,333,334
Value of Shares [Abstract]
Authorized share capital	$ 320	$ 50
Par value per share (in US Dollars per share)	$ 0.0015	$ 0.0015
Ordinary shares | Class A ordinary shares
Number of Shares [Abstract]
Number of shares authorised (in shares)	198,000,001
Balance at the beginning (in shares)	11,403,872	10,624,208
Number of shares issued for advisors (in shares)	6,148	721,106
Share issued for vesting of restricted share units (in shares)	1,160,455	58,558
Share issued for public placement (in shares)	2,722,642	0
Balance at the end (in shares)	15,293,117	11,403,872
Value of Shares [Abstract]
Authorized share capital	$ 297	$ 45
Balance at the beginning	17	16
Shares issued for advisors	0	1
Shares issued for vesting of RSUs	2	0
Shares issued for public placement	4	0
Balance at the end	$ 23	$ 17
Ordinary shares | Class B ordinary shares
Number of Shares [Abstract]
Number of shares authorised (in shares)	15,333,333
Balance at the beginning (in shares)	1,580,972	1,580,972
Balance at the end (in shares)		1,580,972
Value of Shares [Abstract]
Authorized share capital	$ 23	$ 5
Balance at the beginning	$ 2	2
Balance at the end		$ 2